Document and Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	HeartWare International, Inc.	HeartWare International, Inc.
Entity Central Index Key	0001389072	0001389072
Document Type	S-4	S-4
Document Period End Date	Mar. 31, 2012	Dec. 31, 2011
Amendment Flag	true	true
Amendment Description	Amendment no. 1	Amendment no. 1
Entity Filer Category	Accelerated Filer	Accelerated Filer